Segment Information - Summary of Additional Information by Geographies (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information by geographies [Line Items]
Revenue	€ 50,724	€ 51,980	€ 50,982
North America [Member]
Additional information by geographies [Line Items]
Revenue	10,117	9,411	9,041
Latin America [Member]
Additional information by geographies [Line Items]
Revenue	€ 5,963	€ 7,071	€ 6,979